Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PGIM Rock ETF Trust
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM US Large-Cap Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - January
Class Name	PGIM US Large-Cap Buffer 12 ETF - January
Trading Symbol	JANP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - January (the “Fund”) for the period of December 29, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - January	$23	0.26%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on January 2, 2024 and will end on December 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period January 1, 2024 to October 31, 2024, the SPY had a price return of 19.64%, as compared to the Fund’s price return of 12.84%.
■
Economic data exceeded consensus expectations which supported performance during the first quarter of 2024. The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve
(Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	12.81% (12/29/2023)
S&P 500 Price Return Index	19.62%

Since Inception returns are provided for the Fund since it
has
less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,794,600
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,935
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 4,794,600
Number of fund holdings	5
Total advisory fees paid for the year	$ 7,935
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/202
4
?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(6.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – January to PGIM S&P 500
Buffer 12 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – January to PGIM S&P 500 Buffer 12 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - January
Class Name	PGIM US Large-Cap Buffer 20 ETF - January
Trading Symbol	PBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - January (the “Fund”) for the period of December 29, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - January	$21	0.24%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on January 2, 2024 and will end on December 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period January 2, 2024 to October 31, 2024, the SPY had a price return of 19.64%, as compared to the Fund’s price return of 10.15%.
■
Economic data exceeded consensus expectations which supported performance during the first quarter of 2024. The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve
(Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter
with
the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.97% (12/29/2023)
S&P 500 Price Return Index	19.62%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of
returns. Since Inception
returns
for the Index are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,573,989
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,950
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 3,573,989
Number of fund holdings	5
Total advisory fees paid for the year	$ 5,950
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(8.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – January to PGIM S&P 500
Buffer 20 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – January to PGIM S&P 500 Buffer 20 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - February
Class Name	PGIM US Large-Cap Buffer 12 ETF - February
Trading Symbol	FEBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - February (the “Fund”) for the period of January 31, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - February	$24	0.31%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on February 1, 2024 and will end on January 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period February 1, 2024 to October 31, 2024, the SPY had a price return of 17.76%, as compared to the Fund’s price return of 10.93%.
■
Economic data exceeded consensus expectations which supported performance in February and March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal
Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	11.02% (1/31/2024)
S&P 500 Price Return Index	17.74%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,284,591
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,260
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,284,591
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,260
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	105.0%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(6.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – February to PGIM S&P 500
Buffer 12 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – February to PGIM S&P 500 Buffer 12 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - February
Class Name	PGIM US Large-Cap Buffer 20 ETF - February
Trading Symbol	PBFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - February (the “Fund”) for the period of January 31, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - February	$23	0.29%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on February 1, 2024 and will end on January 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period February 1, 2024 to October 31, 2024, the SPY had a price return of 17.76%, as compared to the Fund’s price return of 8.99%.
■
Economic data exceeded consensus expectations which supported performance in February and March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal
Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	8.83% (1/31/2024)
S&P 500 Price Return Index	17.74%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,636,112
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,604
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 4,636,112
Number of fund holdings	5
Total advisory fees paid for the year	$ 8,604
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – February to PGIM S&P 500
Buffer 20 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – February to PGIM S&P 500 Buffer 20 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - March
Class Name	PGIM US Large-Cap Buffer 12 ETF - March
Trading Symbol	MRCP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - March (the “Fund”) for the period of February 29, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - March	$23	0.33%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on March 1, 2024 and will end on February 28, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period March 1, 2024 to October 31, 2024, the SPY had a price return of 11.92%, as compared to the Fund’s price return of 9.56%.
■
Economic data exceeded consensus expectations which supported performance in March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed)
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.47% (2/29/2024)
S&P 500 Price Return Index	11.95%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month
-end to
the Fund’s inception date.

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,926,062
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,045
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 4,926,062
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,045
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – March to PGIM S&P 500 Buffer
12 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – March to PGIM S&P 500 Buffer 12 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 20 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - March
Class Name	PGIM US Large-Cap Buffer 20 ETF - March
Trading Symbol	PBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - March (the “Fund”) for the period of February 29, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - March	$24	0.35%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on March 1, 2024 and will end on February 28, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period March 1, 2024 to October 31, 2024, the SPY had a price return of 11.92%, as compared to the Fund’s price return of 7.91%.
■
Economic data exceeded consensus expectations which supported performance in March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed)
Chair Powell eased worries about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.80% (2/29/2024)
S&P 500 Price Return Index	11.95%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,929,266
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,896
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,929,266
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,896
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – March to PGIM S&P 500 Buffer
20 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – March to PGIM S&P 500 Buffer 20 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - April
Class Name	PGIM US Large-Cap Buffer 12 ETF - April
Trading Symbol	APRP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - April (the “Fund”) for the period of March 28, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - April	$22	0.36%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on April 1, 2024 and will end on March 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period April 1, 2024 to October 31, 2024, the SPY had a price return of 8.68%, as compared to the Fund’s price return of 7.70%.
■
The second quarter of 2024 started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.57% (3/28/2024)
S&P 500 Price Return Index	8.59%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the
Index
are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,916,145
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,910
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,916,145
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,910
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.5%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(2.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – April to PGIM S&P 500 Buffer
12 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – April to PGIM S&P 500 Buffer 12 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 20 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - April
Class Name	PGIM US Large-Cap Buffer 20 ETF - April
Trading Symbol	PBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - April (the “Fund”) for the period of March 28, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - April	$24	0.39%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on April 1, 2024 and will end on March 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period April 1, 2024 to October 31, 2024, the SPY had a price return of 8.68%, as compared to the Fund’s price return of 6.64%.
■
The second quarter of 2024 started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.57% (3/28/2024)
S&P 500 Price Return Index	8.59%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 6,927,162
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 13,823
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 6,927,162
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,823
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – April to PGIM S&P 500 Buffer
20 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – April to PGIM S&P 500 Buffer 20 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 12 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - May
Class Name	PGIM US Large-Cap Buffer 12 ETF - May
Trading Symbol	MAYP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - May (the “Fund”) for the period of April 30, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - May	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 1, 2024 and will end on April 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period May 1, 2024 to October 31, 2024, the SPY had a price return of 13.28%, as compared to the Fund’s price return of 9.15%.
■
Market performance benefited as economic data exceeded consensus expectations and was further bolstered after US Federal Reserve (Fed)
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced volatility in the third quarter of 2024, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.06% (4/30/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,089,620
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,020
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 4,089,620
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,020
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(4.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – May to PGIM S&P 500 Buffer
12 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – May to PGIM S&P 500 Buffer 12 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 20 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - May
Class Name	PGIM US Large-Cap Buffer 20 ETF - May
Trading Symbol	PBMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - May (the “Fund”) for the period of April 30, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - May	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 1, 2024 and will end on April 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period May 1, 2024 to October 31, 2024, the SPY had a price return of 13.28%, as compared to the Fund’s price return of 7.46%.
■
Market performance benefited from economic data which exceeded consensus expectations and was further bolstered after US Federal
Reserve (Fed) Chair Powell eased worries about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced volatility in the third quarter of 2024, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.39% (4/30/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,101,167
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,230
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,101,167
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,230
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	105.1%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Options Written	(6.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – May to PGIM S&P 500 Buffer
20 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – May to PGIM S&P 500 Buffer 20 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 12 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - June
Class Name	PGIM US Large-Cap Buffer 12 ETF - June
Trading Symbol	JUNP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - June (the “Fund”) for the period of May 31, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - June	$20	0.46%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on June 1, 2024 and will end on May 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period June 3, 2024 to October 31, 2024, the SPY had a price return of 7.83%, as compared to the Fund’s price return of 6.18%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over concerns regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.97% (5/31/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns
for the Index are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 9,548,110
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 16,518
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 9,548,110
Number of fund holdings	5
Total advisory fees paid for the year	$ 16,518
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – June to PGIM S&P 500 Buffer 12 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – June to PGIM S&P 500 Buffer 12 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 20 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - June
Class Name	PGIM US Large-Cap Buffer 20 ETF - June
Trading Symbol	PBJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - June (the “Fund”) for the period of May 31, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - June	$19	0.45%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on June 1, 2024 and will end on May 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period June 3, 2024 to October 31, 2024, the SPY had a price return of 7.83%, as compared to the Fund’s price return of 5.31%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the
Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.09% (5/31/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 6,841,421
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,945
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 6,841,421
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,945
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(4.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – June to PGIM S&P 500 Buffer
20 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – June to PGIM S&P 500 Buffer 20 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 12 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - July
Class Name	PGIM US Large-Cap Buffer 12 ETF - July
Trading Symbol	JULP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - July (the “Fund”) for the period of May 7, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - July	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on July 1, 2024 and will end on June 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period July 1, 2024 to October 31, 2024, the SPY had a price return of 4.49%, as compared to the Fund’s price return of 3.95%.
■
Market performance benefited in July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early
August over concerns regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the
Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.92% (5/7/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 07, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 7,414,426
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,984
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 7,414,426
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,984
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.2%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – July to PGIM S&P 500 Buffer 12
ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – July to PGIM S&P 500 Buffer 12 ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 20 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - July
Class Name	PGIM US Large-Cap Buffer 20 ETF - July
Trading Symbol	PBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - July (the “Fund”) for the period of May 7, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - July	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on July 1, 2024 and will end on June 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period July 1, 2024 to October 31, 2024, the SPY had a price return of 4.49%, as compared to the Fund’s price return of 3.48%.
■
Market performance benefited in July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early
August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further
Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.18% (5/7/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 07, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 8,677,075
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 13,367
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 8,677,075
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,367
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.7%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – July to PGIM S&P 500 Buffer 20
ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – July to PGIM S&P 500 Buffer 20 ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.

PGIM US Large-Cap Buffer 12 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - August
Class Name	PGIM US Large-Cap Buffer 12 ETF - August
Trading Symbol	AUGP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - August (the “Fund”) for the period of May 9, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - August	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on August 1, 2024 and will end on July 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period August 1, 2024 to October 31, 2024, the SPY had a price return of 3.24%, as compared to the Fund’s price return of 3.08%.
■
August 2024 started off weak over fears regarding the economy’s health. Equities quickly recovered after US Federal Reserve (Fed) Chair
Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in early
September, with the largest stocks in the S&P 500 index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.96% (5/9/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,708,790
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,733
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 3,708,790
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,733
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.9%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(3.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – August to PGIM S&P 500 Buffer
12 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – August to PGIM S&P 500 Buffer 12 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - August
Class Name	PGIM US Large-Cap Buffer 20 ETF - August
Trading Symbol	PBAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - August (the “Fund”) for the period of May 9, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - August	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on August 1, 2024 and will end on July 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period August 1, 2024 to October 31, 2024, the SPY had a price return of 3.24%, as compared to the Fund’s price return of 2.72%.
■
August 2024 started off weak over fears regarding the economy’s health. Equities quickly recovered after US Federal Reserve (Fed) Chair
Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in early
September, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.36% (5/9/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,951,166
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,541
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 3,951,166
Number of fund holdings	5
Total advisory fees paid for the year	$ 5,541
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – August to PGIM S&P 500 Buffer
20 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – August to PGIM S&P 500 Buffer 20 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - September
Class Name	PGIM US Large-Cap Buffer 12 ETF - September
Trading Symbol	SEPP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - September (the “Fund”) for the period of May 14, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - September	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on September 1, 2024 and will end on August 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period September 3, 2024 to October 31, 2024, the SPY had a price return of 0.88%, as compared to the Fund’s price return of 1.19%.
■
September 2024 started off weak, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain positive momentum, reaching new highs in October.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.03% (5/14/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,251,510
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,072
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,251,510
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,072
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.6%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – September to PGIM S&P 500 Buffer 12 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – September to PGIM S&P 500 Buffer 12 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - September
Class Name	PGIM US Large-Cap Buffer 20 ETF - September
Trading Symbol	PBSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - September (the “Fund”) for the period of May 14, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - September	$20	0.42%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on September 1, 2024 and will end on August 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period September 1, 2024 to October 31, 2024, the SPY had a price return of 0.88%, as compared to the Fund’s price return of 0.81%.
■
September 2024 started off weak, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain positive momentum, reaching new highs in October.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.41% (5/14/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of
returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,132,415
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,021
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 3,132,415
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,021
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,

the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – September to PGIM S&P 500 Buffer 20 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies.
The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – September to PGIM S&P 500 Buffer 20 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies.
The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - October
Class Name	PGIM US Large-Cap Buffer 12 ETF - October
Trading Symbol	OCTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - October (the “Fund”) for the period of May 16, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - October	$20	0.42%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE
DURING
THE REPORTING
PERIOD
?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500
ETF
Trust (SPY) up to a predetermined
upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on October 1, 2024 and will end on September 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period October 1, 2024 to October 31, 2024, the SPY had a price return of –0.89%, as compared to the Fund’s price return of –0.47%.
■
Large-cap stocks were generally supported in October 2024 by positive US economic data, positive guidance from the US Federal Reserve
(Fed), and a China stimulus announcement. However, concerns regarding approaching US elections and an upcoming Fed meeting, along with rising US Treasury yields and persistent US dollar strength, drove a significant market sell-off in late October, led by technology-related shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.74% (5/16/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,760,854
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,450
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 5,760,854
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,450
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – October to PGIM S&P 500
Buffer 12 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – October to PGIM S&P 500 Buffer 12 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - October
Class Name	PGIM US Large-Cap Buffer 20 ETF - October
Trading Symbol	PBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - October (the “Fund”) for the period of May 16, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - October	$20	0.43%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on October 1, 2024 and will end on September 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period October 1, 2024 to October 31, 2024, the SPY had a price return of –0.89%, as compared
to the Fund’s price return
of –0.31%.
■
Large-cap stocks were generally supported in October 2024 by positive US economic data, positive guidance from the Fed, and a China stimulus announcement. However, concerns regarding approaching US elections and an upcoming Fed meeting, along with rising US Treasury yields and persistent US dollar strength, drove a significant market sell-off in late October, led by technology-related shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.10% (5/16/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the
Index
are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 6,245,910
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,629
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 6,245,910
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,629
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.7%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – October to PGIM S&P 500
Buffer 20 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – October to PGIM S&P 500 Buffer 20 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - November
Class Name	PGIM US Large-Cap Buffer 12 ETF - November
Trading Symbol	NOVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - November (the “Fund”) for the period of May 21, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - November	$20	0.43%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 22, 2024 and ended on October 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 22, 2024 to October 31, 2024, the SPY had a price return of 7.32%, as compared to the Fund’s price return of
6.40%. The current target outcome period began on November 1, 2024 and will end on October 31, 2025.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.22% (5/21/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,655,135
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,058
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 2,655,135
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,058
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.1)%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – November to PGIM S&P 500
Buffer 12 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – November to PGIM S&P 500 Buffer 12 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - November
Class Name	PGIM US Large-Cap Buffer 20 ETF - November
Trading Symbol	PBNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - November (the “Fund”) for the period of May 21, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - November	$21	0.45%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The prior target outcome period began on May 22, 2024 and ended on October 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 22, 2024 to October 31, 2024, the SPY had a price return of 7.32%, as compared to the Fund’s price return of
5.33%. The current target outcome period began on November 1, 2024 and will end on October 31, 2025.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.28% (5/21/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Incepti
o
n returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,368,405
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,985
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 2,368,405
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,985
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	2.3%
Options Written	(3.1)%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – November to PGIM S&P 500 Buffer 20 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	, the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – November to PGIM S&P 500 Buffer 20 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 12 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 12 ETF - December
Class Name	PGIM US Large-Cap Buffer 12 ETF - December
Trading Symbol	DECP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - December (the “Fund”) for the period of May 23, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - December	$20	0.45%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 24, 2024 to October 31, 2024, the SPY had a price return of 8.11%, as compared to the Fund’s price return of 5.37%.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recession fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.46% (5/23/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of ret
urns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 23, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 7,118,397
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,754
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 7,118,397
Number of fund holdings	5
Total advisory fees paid for the year	$ 10,754
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(2.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – December to PGIM S&P 500
Buffer 12 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – December to PGIM S&P 500 Buffer 12 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM US Large-Cap Buffer 20 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM US Large-Cap Buffer 20 ETF - December
Class Name	PGIM US Large-Cap Buffer 20 ETF - December
Trading Symbol	PBDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - December (the “Fund”) for the period of May 23, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - December	$20	0.44%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 24, 2024 and will end on November 29, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX
Options. For the period May 24, 2024 to October 31, 2024, the SPY had a price return of 8.11%, as compared to the Fund’s price return of 4.76%.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.63% (5/23/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception r eturn
s for the Index are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	May 23, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,661,998
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,396
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS A S OF 10/31/2024?
Fund’s net assets	$ 3,661,998
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,396
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(3.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – December to PGIM S&P 500
Buffer 20 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – December to PGIM S&P 500 Buffer 20 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

PGIM Laddered Fund of Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered Fund of Buffer 12 ETF
Class Name	PGIM Laddered Fund of Buffer 12 ETF
Trading Symbol	BUFP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Laddered Fund of Buffer 12 ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Fund of Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund listed on June 13, 2024. The Fund buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 12% ETFs (January to December) (the Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options (FLEX Options) on the SPDR
S&P 500 ETF Trust (SPY), its performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
For the period June 13, 2024 to October 31, 2024, the SPY had a price return of 5.04%, as compared to the Fund’s price return of 4.71%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the US economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.60% (6/11/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 24,580,420
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 24,580,420
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.6%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM Laddered Fund of Buffer 12 ETF to PGIM Laddered S&P 500
Buffer 12 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM Laddered Fund of Buffer 12 ETF to PGIM Laddered S&P 500 Buffer 12 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.

PGIM Laddered Fund of Buffer 20 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered Fund of Buffer 20 ETF
Class Name	PGIM Laddered Fund of Buffer 20 ETF
Trading Symbol	PBFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Laddered Fund of Buffer 20 ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Fund of Buffer 20 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund listed on June 13, 2024. The Fund buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 20% ETFs (January to December) (the Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options (FLEX Options) on the SPDR
S&P 500 ETF Trust (SPY), its performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
For the period June 13, 2024 to October 31, 2024, the SPY had a price return of 5.04%, as compared to the Fund’s price return of 4.50%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over concerns regarding the US economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	3.99% (6/11/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 17,678,221
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 17,678,221
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.5%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM Laddered Fund of Buffer 20 ETF to PGIM Laddered S&P 500
Buffer 20 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.

Material Fund Change Name [Text Block]	the Fund’s name will change from PGIM Laddered Fund of Buffer 20 ETF to PGIM Laddered S&P 500 Buffer 20 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
Material Fund Change Strategies [Text Block]
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.